Leases - Schedule of Commitments under Operating Leases Requiring Annual Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 400
2027	356
2028	314
2029	275
2030	239
Thereafter	892
Total	2,476
Less: amount representing interest	499
Total lease liabilities	$ 1,977	$ 1,955